OTHER ASSETS - Disclosure of Other Assets (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Current
Work in progress	$ 523	$ 488
Prepayments and other assets	801	650
Assets held for sale	48	35
Total current	1,372	1,173
Non-current
Work in progress	41	48
Prepayments and other assets	332	363
Total non-current	$ 373	$ 411